Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended	7 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
OPERATING ACTIVITIES
Net Income	$ 9,699	$ 7,599
Adjustments to reconcile Net Income to net cash provided by (used for) operations:
Stock based compensation		1,500
Accounts Receivable	(5,865)	(5,865)
Accounts Payable	34,977	35,577
Net cash used by Operating Activities	38,811	38,811
INVESTING ACTIVITIES
Net cash used for Investing Activities
FINANCING ACTIVITIES
Common Stock		1,500
Stock Based Compensation		(1,500)
Net cash provided by Financing Activities
Net cash increase (decrease) for period	38,811	38,811
Cash, at beginning
Cash, at end	38,811	38,811
Supplemental disclosure of non-cash investing and financing activities:
Issuance of common stock issued for service		(1,500)
Supplemental cash flow information:
Interest paid
Income taxes paid